Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments

Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on- and off-balance sheet financial instruments are summarized in the following table.

	As at October 31, 2018
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$594,823	66%	$184,040	21%	$60,645	7%	$50,486	6%	$889,994
Derivatives before master netting agreements (2) (3)	18,364	19	20,053	21	50,767	53	6,063	7	95,247
	$613,187	62%	$204,093	21%	$111,412	11%	$56,549	6%	$985,241
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$345,545	66%	$142,692	27%	$31,530	6%	$7,140	1%	$526,907
Other	79,399	61	14,852	11	34,849	27	987	1	130,087
	$424,944	65%	$157,544	24%	$66,379	10%	$8,127	1%	$656,994

	As at October 31, 2017
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$531,294	68%	$145,824	19%	$55,265	7%	$49,829	6%	$782,212
Derivatives before master netting agreements (2) (3)	14,915	9	24,530	15	118,469	72	5,661	4	163,575
	$546,209	58%	$170,354	18%	$173,734	18%	$55,490	6%	$945,787
Off-balance sheet credit instruments (4)
Committed and uncommitted (5) (6)	$294,710	63%	$133,197	28%	$29,561	7%	$11,437	2%	$468,905
Other (6)	72,876	58	17,090	14	33,970	27	936	1	124,872
	$367,586	62%	$150,287	25%	$63,531	11%	$12,373	2%	$593,777

(1)	Includes assets purchased under reverse repurchase agreements and securities borrowed, loans and customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 54% (October 31, 2017 – 50%), the Prairies at 18% (October 31, 2017 – 19%), British Columbia and the territories at 14% (October 31, 2017 – 15%) and Quebec at 10% (October 31, 2017 – 11%). No industry accounts for more than 47% (October 31, 2017 – 42%) of total on-balance sheet credit instruments.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 8.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 42% and 58% of our total commitments (October 31, 2017 – 39% and 61%). The largest concentrations in the wholesale portfolio relate to Non-bank financial services at 15% (October 31, 2017 – 9%), Utilities at 13% (October 31, 2017 – 9%), Technology & Media at 11% (October 31, 2017 – 8%), Consumer goods at 9% (October 31, 2017 – 6%), and Real estate & related at 8% (October 31, 2017 – 9%).
(6)	Amount have been revised from those previously presented.